GOODWILL - Carrying Amount of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 1,726	$ 518
Acquisitions through business combinations	0	1,163
Foreign currency translation and other	(117)	45
Balance at end of the year	$ 1,609	$ 1,726